Pension and Other Post-retirement Benefits	12 Months Ended
Oct. 30, 2016
Pension and Other Post-retirement Benefits
Pension and Other Post-retirement Benefits

Note G

Pension and Other Post-retirement Benefits

The Company has several defined benefit plans and defined contribution plans covering most employees. Total costs associated with the Company’s defined contribution benefit plans in fiscal years 2016, 2015, and 2014 were $33.5 million, $31.7 million, and $30.1 million, respectively. Benefits for defined benefit pension plans covering hourly employees are provided based on stated amounts for each year of service, while plan benefits covering salaried employees are based on final average compensation. The Company’s funding policy is to make annual contributions of not less than the minimum required by applicable regulations. Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 9-23 years.

Certain groups of employees are eligible for post-retirement health or welfare benefits. Benefits for retired employees vary for each group depending on respective retirement dates and applicable plan coverage in effect. Contribution requirements for retired employees are governed by the Retiree Health Care Payment Program and may change each year as the cost to provide coverage is determined. Eligible employees hired after January 1, 1990, may receive post-retirement medical coverage but must pay the full cost of the coverage. On October 17, 2012, the plan was amended, effective April 1, 2013, to terminate coverage for certain nonunion retirees who retired on or after August 1, 2002, and who are or will be Medicare eligible. If the cost of the nonunion retiree coverage is currently subsidized by the Company for the affected retirees, credits will be established in a health reimbursement account to help reimburse the retiree for the cost of purchasing coverage in the individual market. Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 5-24 years.

In fiscal year 2011, an amendment was enacted for a defined benefit plan which included a change in the pension formula effective January 1, 2017. The amended formula remains a defined benefit formula, but will base the accrued benefit credit on age and service and define the benefit as a lump sum. Effective October 31, 2016, the 401(k) match for these participants was increased.

Net periodic cost of defined benefit plans included the following:

	Pension Benefits			Post-retirement Benefits
(in thousands)	2016	2015	2014	2016	2015	2014
Service cost	$ 26,951	$ 28,795	$ 25,935	$ 1,297	$ 1,795	$ 1,963
Interest cost	55,728	52,522	53,030	13,346	13,479	15,279
Expected return on plan assets	(88,681)	(88,792)	(83,702)	–	–	–
Amortization of prior service cost	(4,120)	(4,878)	(4,971)	(4,282)	(1,337)	(1,337)
Recognized actuarial loss (gain)	20,318	18,476	12,697	1,617	(2)	(2)
Curtailment (gain) charge	(4,438)	–	–	–	–	–
Net periodic cost	$ 5,758	$ 6,123	$ 2,989	$ 11,978	$ 13,935	$ 15,903

The following amounts have not been recognized in net periodic pension cost and are included in accumulated other comprehensive loss:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2016	2015	2016	2015
Unrecognized prior service credit	$ 17,049	$ 32,490	$ 13,845	$ 2,844
Unrecognized actuarial losses	(464,091)	(360,949)	(44,258)	(40,590)

The following amounts are expected to be recognized in net periodic benefit expense in fiscal year 2017:

Post-
	Pension	retirement
(in thousands)	Benefits	Benefits
Amortized prior service credit	$ (3,000)	$ (4,274)
Recognized actuarial losses	26,166	2,424

The following is a reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans as of the October 30, 2016, and the October 25, 2015, measurement dates:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2016	2015	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$ 1,248,209	$ 1,235,769	$ 334,544	$ 330,841
Service cost	26,951	28,795	1,297	1,795
Interest cost	55,728	52,522	13,346	13,479
Actuarial loss (gain)	112,208	(16,872)	5,285	10,339
Plan amendments	6,884	–	(15,283)	–
Curtailment (gain) loss	(674)	–	–	–
Participant contributions	–	–	2,959	2,798
Medicare Part D subsidy	–	–	2,090	1,313
Benefits paid	(54,436)	(52,005)	(26,766)	(26,021)
Benefit obligation at end of year	$ 1,394,870	$ 1,248,209	$ 317,472	$ 334,544

	Pension Benefits		Post-retirement Benefits
(in thousands)	2016	2015	2016	2015
Change in plan assets:
Fair value of plan assets at beginning of year	$ 1,179,777	$ 1,168,765	$ –	$ –
Actual return on plan assets	76,756	35,870	–	–
Participant contributions	–	–	2,959	2,798
Employer contributions	30,529	27,147	23,807	23,223
Benefits paid	(54,436)	(52,005)	(26,766)	(26,021)
Fair value of plan assets at end of year	$ 1,232,626	$ 1,179,777	$ –	$ –
Funded status at end of year	$ (162,244)	$ (68,432)	$ (317,472)	$ (334,544)

Amounts recognized in the Consolidated Statements of Financial Position as of October 30, 2016, and October 25, 2015, are as follows:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2016	2015	2016	2015
Pension assets	$ 68,901	$ 132,861	$ –	$ –
Employee related expenses	(5,425)	(4,931)	(20,836)	(21,645)
Pension and post-retirement benefits	(225,720)	(196,362)	(296,636)	(312,899)
Net amount recognized	$ (162,244)	$ (68,432)	$ (317,472)	$ (334,544)

The following table provides information for pension plans with accumulated benefit obligations in excess of plan assets:

(in thousands)	2016	2015
Projected benefit obligation	$ 231,145	$ 201,293
Accumulated benefit obligation	225,364	193,913
Fair value of plan assets	–	–

Weighted-average assumptions used to determine benefit obligations are as follows:

	2016	2015
Discount rate	3.94%	4.50%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.96%	3.92%

Weighted-average assumptions used to determine net periodic benefit costs are as follows:

	2016	2015	2014
Discount rate	4.50%	4.31%	4.89%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.92%	3.94%	3.91%
Expected long-term return on plan assets	7.60%	7.70%	7.80%

The expected long-term rate of return on plan assets is based on fair value and is developed in consultation with outside advisors. A range is determined based on the composition of the asset portfolio, historical long-term rates of return, and estimates of future performance.

For measurement purposes, an 8.0% annual rate of increase in the per capita cost of covered health care benefits for pre-Medicare and post-Medicare retirees’ coverage is assumed for 2017. The pre-Medicare and post-Medicare rate is assumed to decrease to 5.0% for 2022, and remain at that level thereafter.

The assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate have a significant impact on the amounts reported for the benefit plans. A one-percentage-point change in these rates would have the following effects:

	1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension Benefits:
Discount rate	$ (14,259)	$ 16,745	$ (181,910)	$ 230,150
Expected long-term rate of return on plan assets	(12,125)	12,125	–	–
Rate of future compensation increase	2,577	(2,263)	1,421	(1,332)
Post-retirement Benefits:
Discount rate	$ (1,011)	$ 4,710	$ (31,075)	$ 37,551
Health care cost trend rate	1,575	(1,347)	33,249	(28,432)

Based on the October 30, 2016, measurement date, the Company anticipates making contributions of $17.2 million to fund the pension plans during fiscal year 2017. The Company also expects to make contributions of $26.8 million during fiscal year 2017 that represent benefit payments for unfunded plans.

Benefits expected to be paid over the next ten fiscal years are as follows:

		Post-
	Pension	retirement
(in thousands)	Benefits	Benefits
2017	$ 56,099	$ 21,227
2018	58,466	21,393
2019	61,024	21,519
2020	63,940	21,461
2021	66,871	21,384
2022-2026	378,191	101,662

Post-retirement benefits are net of expected federal subsidy receipts related to prescription drug benefits granted under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, which are estimated to be $0.8 million per year through 2026.

The actual and target weighted-average asset allocations for the Company’s pension plan assets as of the plan measurement date are as follows:

	2016		2015
Asset Category	Actual	Target Range	Actual	Target Range
Large Capitalization Equity	21.7%	12-22%	38.8%	15-35%
Small Capitalization Equity	5.2%	3-13%	5.4%	5-15%
International Equity	13.7%	10-20%	14.0%	15-25%
Global Equity	10.5%	5-20%	–	–
Private Equity	5.5%	0-15%	6.1%	0-15%
Total Equity Securities	56.6%	50-75%	64.3%	50-75%
Fixed Income	36.4%	25-45%	34.3%	25-45%
Real Estate	5.0%	0-10%	–	0-10%
Cash and Cash Equivalents	2.0%	–	1.4%	–

Target allocations are established in consultation with outside advisors through the use of asset-liability modeling to attempt to match the duration of the plan assets with the duration of the Company’s projected benefit liability. The asset allocation strategy attempts to minimize the long-term cost of pension benefits, reduce the volatility of pension expense, and achieve a healthy funded status for the plans.

The fair values of the defined benefit pension plan investments as of October 30, 2016, and October 25, 2015, by asset category and fair value hierarchy level, are as follows:

Fair Value Measurements at October 30, 2016
Quoted Prices
		in Active	Significant Other	Significant
		Markets for	Observable	Unobservable
	Total	Identical Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at Fair Value:
Cash Equivalents(1)	$ 24,412	$ 24,412	$ –	$ –
Large Capitalization Equity(2)
Domestic	$ 234,633	$ 156,495	$ 78,138	$ –
Foreign	32,795	32,795	–	–
Total Large Capitalization Equity	$ 267,428	$ 189,290	$ 78,138	$ –
Small Capitalization Equity(3)
Domestic	$ 52,599	$ 52,599	$ –	$ –
Foreign	11,173	11,173	–	–
Total Small Capitalization Equity	$ 63,772	$ 63,772	$ –	$ –
International Equity(4)
Mutual fund	$ 99,635	$ –	$ 99,635	$ –
Collective trust	69,184	–	69,184	–
Total International Equity	$ 168,819	$ –	$ 168,819	$ –
Global Equity – Mutual Fund(5)	$ 129,014	$ –	$ 129,014	$ –
Private Equity(6)
Domestic	$ 54,613	$ –	$ –	$ 54,613
International	13,489	–	–	13,489
Total Private Equity	$ 68,102	$ –	$ –	$ 68,102
Total Equity	$ 697,135	$ 253,062	$ 375,971	$ 68,102
Fixed Income(7)
US government issues	$ 153,333	$ 126,673	$ 26,660	$ –
Municipal issues	21,451	–	21,451	–
Corporate issues – domestic	224,963	–	224,963	–
Corporate issues – foreign	48,328	–	48,328	–
Total Fixed Income	$ 448,075	$ 126,673	$ 321,402	$ –
Real Estate – Domestic(8)	$ 63,004	$ –	$ –	$ 63,004
Total Investments at Fair Value	$ 1,232,626	$ 404,147	$ 697,373	$ 131,106

Fair Value Measurements at October 25, 2015
Quoted Prices
		in Active	Significant Other	Significant
		Markets for	Observable	Unobservable
	Total	Identical Assets	Inputs	Inputs)
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at Fair Value:
Cash Equivalents(1)	$ 16,551	$ 16,551	$ –	$ –
Large Capitalization Equity(2)
Domestic	$ 300,735	$ 175,206	$ 125,529	$ –
Foreign	36,637	36,637	–	–
World	120,206	–	120,206	–
Total Large Capitalization Equity	$ 457,578	$ 211,843	$ 245,735	$ –
Small Capitalization Equity(3)
Domestic	$ 55,513	$ 55,513	$ –	$ –
Foreign	8,246	8,246	–	–
Total Small Capitalization Equity	$ 63,759	$ 63,759	$ –	$ –
International Equity(4)
Mutual fund	$ 101,062	$ –	$ 101,062	$ –
Collective trust	63,861	–	63,861	–
Total International Equity	$ 164,923	$ –	$ 164,923	$ –
Private Equity(6)
Domestic	$ 54,748	$ –	$ –	$ 54,748
International	17,027	–	–	17,027
Total Private Equity	$ 71,775	$ –	$ –	$ 71,775
Total Equity	$ 758,035	$ 275,602	$ 410,658	$ 71,775
Fixed Income(7)
US government issues	$ 130,456	$ 104,460	$ 25,996	$ –
Municipal issues	20,211	–	20,211	–
Corporate issues – domestic	210,035	–	210,035	–
Corporate issues – foreign	44,489	–	44,489	–
Total Fixed Income	$ 405,191	$ 104,460	$ 300,731	$ –
Total Investments at Fair Value	$ 1,179,777	$ 396,613	$ 711,389	$ 71,775

The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy:

(1)	Cash Equivalents: These Level 1 investments consist primarily of money market mutual funds that are highly liquid and traded in active markets.

(2)

Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investment includes mutual funds consisting of a mix of U.S. and foreign common stocks that are valued at the publicly NAV of shares held by the pension plans at year end.

(3)

Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)

International Equity: These Level 2 investments include a mix of collective investment funds and mutual funds. The mutual funds are valued at the publicly available NAV of shares held by the pension plans at year end. The value of the collective investment funds is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)

Global Equity: The Level 2 investment includes an open-ended mutual fund consisting of a mix of U.S. common stocks and foreign common stocks, which is valued at the publicly available NAV of shares held by the pension plans at year end.

(6)

Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, that invest in a well-diversified portfolio of equity investments from top performing, high quality firms that focus on U.S. and foreign small to mid-markets, venture capitalists, and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, buildups, and distressed, as well as early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments, and the NAV can be calculated for these funds.

(7)

Fixed Income: The Level 1 investments include U.S. Treasury bonds and notes, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist principally of U.S. government securities, which are valued daily using institutional bond quote sources and mortgage-backed securities pricing sources; municipal, domestic, and foreign securities, which are valued daily using institutional bond quote sources; and mutual funds invested in long-duration corporate bonds that are valued at the publicly available NAV of shares held by the pension plans at year-end.

(8)

Real Estate: These Level 3 investments include ownership in open-ended real estate funds, which manage diversified portfolios of commercial properties within the office, residential, retail, and industrial property sectors. Investment strategies aim to acquire, own, hold, or dispose of investments with the goal of achieving current income and/or capital appreciation. The real estate investments are valued at the NAV of shares held by the pension plans. Requests to redeem shares are granted on a quarterly basis with either 45 or 90 days advance notice, subject to availability of cash.

A reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3) is as follows:

(in thousands)	2016	2015
Beginning Balance	$ 71,775	$ 58,723
Purchases, issuances, and settlements (net)	52,891	(3,574)
Unrealized (losses) gains	(5,177)	7,741
Realized gains	4,276	7,623
Interest and dividend income	7,341	1,262
Ending Balance	$ 131,106	$ 71,775

The Company has commitments totaling $85.0 million for the private equity investments within the pension plans. The unfunded private equity commitment balance for each investment category as of October 30, 2016, and October 25, 2015, is as follows:

(in thousands)	2016	2015
Domestic equity	$ 4,696	$ 9,264
International equity	7,873	9,514
Unfunded commitment balance	$ 12,569	$ 18,778

Funding for future private equity capital calls will come from existing pension plan asset investments and not from additional cash contributions into the Company’s pension plans.